Capital Stock (Details) - Schedule of Outstanding Unvested Stock Options - $ / shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Outstanding Unvested Stock Options [Abstract]
Number of Unvested Stock Options, Beginning Balance	91,250
Weighted Average Grant Date Fair Value, Beginning Balance	$ 4.06
Number of Unvested Stock Options, Granted	90,000	365,000
Weighted Average Grant Date Fair Value, Granted	$ 2.11	$ 4.06
Number of Unvested Stock Options, Vested	(158,750)	(273,750)
Weighted Average Grant Date Fair Value, Vested	$ 3.3	$ 4.06
Number of Unvested Stock Options, Forfeited
Weighted Average Grant Date Fair Value, Forfeited
Number of Unvested Stock Options, Ending Balance	22,500	91,250
Weighted Average Grant Date Fair Value, Ending Balance	$ 2.11	$ 4.06